Transfer of Financial Assets (Tables)	6 Months Ended
Sep. 30, 2018
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets

The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the six and three months ended September 30, 2017 and 2018 are as follows:

	Millions of yen
	Six months ended September 30, 2017	Six months ended September 30, 2018	Three months ended September 30, 2017	Three months ended September 30, 2018
Beginning balance	¥17,303	¥28,756	¥17,736	¥29,829
Increase mainly from loans sold with servicing retained	13,470	2,658	12,132	1,550
Decrease mainly from amortization	(1,712)	(2,333)	(835)	(1,136)
Increase from the effects of changes in foreign exchange rates	225	1,987	253	825

Ending balance	¥29,286	¥31,068	¥29,286	¥31,068

Fair Value of Servicing Assets

The fair value of the servicing assets as of March 31, 2018 and September 30, 2018 are as follows:

	Millions of yen
	March 31, 2018	September 30, 2018
Beginning balance	¥24,907	¥35,681
Ending balance	¥35,681	¥39,480